Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	£ 5,227	£ 2,836	£ 6,423	£ 10,057	£ 7,546	£ 10,928
Net Foreign Currency Assets Liabilities		265		22	175
Foreign exchange risk [member] | Pounds Sterling
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		2,588		10,057	7,247
Foreign exchange risk [member] | US Dollar
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		248			120
Net Foreign Currency Assets Liabilities		248			120
Foreign exchange risk [member] | Euro
IfrsStatementLineItems [Line Items]
Cash and cash equivalents					179
Net Foreign Currency Assets Liabilities		17		22	54
Foreign exchange risk [member] | Other
IfrsStatementLineItems [Line Items]
Net Foreign Currency Assets Liabilities					£ 1